Schedule of Investments (unaudited) November 30, 2020	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
0.13%, 05/15/23	$1	$999
0.13%, 10/15/23	50	49,918
0.25%, 11/15/23	250	250,488
0.25%, 05/31/25	4,554	4,540,480
0.25%, 08/31/25	807,704	804,328,048
0.25%, 09/30/25	10	9,953
0.25%, 10/31/25(a)	90,362	89,910,190
0.38%, 04/30/25	4,010	4,021,121
0.38%, 11/30/25	61,990	62,038,430
0.38%, 09/30/27	155,000	152,699,219
0.50%, 03/31/25	2,615	2,636,962
0.50%, 04/30/27	166,560	166,052,512
0.50%, 05/31/27	2,924	2,913,378
0.50%, 06/30/27	18,580	18,500,164
0.50%, 08/31/27	55,430	55,118,206
0.50%, 10/31/27	129,326	128,376,262
0.63%, 03/31/27	2,192	2,204,416
0.63%, 11/30/27	41,000	41,038,438
1.13%, 02/28/25	2,106	2,179,628
1.13%, 02/28/27	16,756	17,372,569
1.25%, 08/31/24	174,818	181,319,044
1.50%, 08/15/26	36,739	38,894,546
1.63%, 02/15/26	334,944	356,231,262
1.63%, 05/15/26	458,372	488,022,939
1.63%, 09/30/26	50,592	53,943,827
1.75%, 06/30/24	5,921	6,241,104
1.88%, 07/31/26	24,396	26,341,962
2.00%, 04/30/24	13,330	14,136,048
2.00%, 05/31/24	18,768	19,927,071
2.00%, 06/30/24	70,508	74,953,309
2.00%, 02/15/25	609,900	653,355,268
2.00%, 08/15/25	87,338	94,120,342
2.00%, 11/15/26	1,473	1,603,556
2.13%, 11/30/23	4,333	4,584,263
2.13%, 02/29/24	261,268	277,423,965
2.13%, 03/31/24	45,357	48,230,791
2.13%, 07/31/24	32,816	35,070,818
2.13%, 09/30/24	32,816	35,147,731
2.13%, 05/15/25	400,023	431,977,961
2.13%, 05/31/26	184,929	201,991,043
2.25%, 12/31/23	55,540	59,052,471
2.25%, 01/31/24	1,720	1,831,128
2.25%, 10/31/24	34,480	37,144,119
2.25%, 11/15/24	484,616	522,230,532
2.25%, 12/31/24	94,975	102,561,870

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/25	$775,491	$847,163,336
2.25%, 02/15/27	737,531	815,807,238
2.25%, 08/15/27	254,554	282,723,979
2.25%, 11/15/27	155,910	173,559,498
2.38%, 08/15/24	1,001,649	1,080,372,351
2.38%, 05/15/27	770,313	860,222,970
2.50%, 01/31/24	9,406	10,089,037
2.50%, 05/15/24	548,802	591,698,592
2.63%, 12/31/23	64,413	69,218,814
2.63%, 03/31/25	17,951	19,742,594
2.75%, 11/15/23	2,901	3,120,615
2.75%, 02/15/24	503,910	544,911,741
2.75%, 02/28/25	9,783	10,796,458
2.75%, 06/30/25	59,972	66,575,948
2.75%, 02/15/28	160,574	184,722,823
2.88%, 05/31/25	100,531	111,998,263
2.88%, 07/31/25	26,020	29,082,432
2.88%, 11/30/25	32,869	36,948,094
3.00%, 09/30/25	38,505	43,394,834
3.00%, 10/31/25	68,569	77,386,658
U.S. Treasury STRIPS 0.00%, 05/15/26(b)	24,797	24,105,222
0.00%, 02/15/27(b)	64,475	62,027,869

		11,266,247,717

Total U.S. Government Obligations — 99.2% (Cost: $10,981,025,099)		11,266,247,717

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)(e)	106,440	106,440,256

Total Short-Term Investments — 0.9% (Cost: $106,440,256)		106,440,256

Total Investments in Securities — 100.1% (Cost: $11,087,465,355)		11,372,687,973

Other Assets, Less Liabilities — (0.1)%		(13,344,383)

Net Assets — 100.0%		$11,359,343,590

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$8,982,000	$97,458,256	(a)	$—	$—	$—	$106,440,256	106,440	$141,841	(b)	$—

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 3-7 Year Treasury Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,266,247,717	$—	$11,266,247,717
Money Market Funds	106,440,256	—	—	106,440,256

	$106,440,256	$11,266,247,717	$—	$11,372,687,973

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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